Goodwill	12 Months Ended
Mar. 31, 2016
Goodwill
Goodwill

17.   Goodwill

The changes in the carrying amount of goodwill for the years ended March 31, 2015 and 2016 were as follows:

Amounts
(in millions of RMB)
Balance as of April 1, 2014	11,793
Additions	30,319
Deconsolidation of a subsidiary	(4)
Impairment	(175)
Foreign currency translation adjustments	—

Balance as of March 31, 2015	41,933
Additions	50,723
Deconsolidation of a subsidiary (Note 4(e))	(10,556)
Impairment	(455)
Foreign currency translation adjustments	—

Balance as of March 31, 2016	81,645

Gross goodwill balances were RMB44,928 million and RMB85,095 million as of March 31, 2015 and 2016, respectively. Accumulated impairment losses were RMB2,995 million and RMB3,450 million as of the same dates, respectively.

In the annual impairment assessment of goodwill, the Company concluded that the carrying amounts of respective reporting units exceeded its fair value and recorded an impairment charge of RMB44 million, RMB175 million and RMB455 million during the years ended March 31, 2014, 2015 and 2016, respectively. The impairment losses were resulted from a revision of long-term financial outlook and the change in business model of those reporting units. The impairment charge was determined by comparing the carrying amount of goodwill associated with that reporting unit with the implied fair value of the goodwill.